Notes Payable (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Promissory Notes Issued to Unrelated Third Parties

The following table presents a summary of the Company’s promissory notes issued to unrelated third parties as of December 31, 2020:

	Note Amount	Issuance Date	Balance
A. Rodriguez	$86,821	3/14/13	$86,821
A. Rodriguez	15,000	7/22/13	15,000
A. Rodriguez	10,000	2/21/14	10,000
Henry Mahgerefteh	144,000	2/15/15	135,696
TRA Capital	106,112	3 loans	125,247
BNA Inv	223,499	6 loans	191,753
Brian Berg	30,000	2/1/12	25,000
Classic Bev	73,473	5/1/17	380,051
JSJ, Investments	75,000	7/12/17	19,911
PowerUp	168,500	various	168,500
PNC, Inc.	850,000	12/19/20	850,000
PPP	509,700	5/20/20	509,700
SBA Loan	309,900	4/1/20	309,900
Dicer	64,678	7/20/20	62,231
TCA Global fund	2,150,000	5/1/18	2,980,815
TCA Global fund 2	3,000,000	12/17/19	6,202,086
	$7,816,633		$12,073,711